ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY - Rollforward of Actively Marketed Property (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Actively Marketed Assets [Roll Forward]
Balance at beginning of period	$ 50,364	$ 0
Additions from the acquisition of Legacy Dole		52,751
Measurement period adjustments	1,303
Land sales	(20,660)	(2,387)
Balance at end of period	$ 31,007	$ 50,364